Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings		$ 181,046		$ 109,489
Total current borrowings		25,587		19,926
Borrowings total amount		206,633	[1]	129,415	[1]	$ 112,936
NCN [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		171,142		108,417
NCN [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		183,338		110,164
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		31,244		12,012
Bank Loans [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		31,837		12,048
Non-Recourse Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount				7,025
Non-Recourse Loans [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount				6,930
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[2]	3,576		1,870
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[2]	4,761		1,828
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		671		91
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		$ 671		$ 91

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps. 16 and Ps. 4 as of June 30, 2018 and 2017.